Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2014
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun. 05, 2014
Catalyst/Lyons Hedged Premium Return Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve long-term capital appreciation and income with low volatility and low correlation to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing in common stocks of U.S. companies and using options to generate premium income and seeks to hedge against a portion of the downside risk. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but invests primarily in medium and large capitalization stocks. The Fund may purchase such stocks. It may also purchase or sell both put options and call options on such stocks in an effort to generate premium income, hedge against downside risk and/or dollar-cost average into a position over time.

Assets of the Fund are invested using a quantitative methodology followed by qualitative research. The quantitative analysis ranks stocks based on a combination of return on invested capital, earnings yield and free cash flow measures. Return on invested capital is the company's earnings as a percentage of the company's total assets. Earnings yield is the company's earnings per share as a percentage of the stock price. Free cash flow is operating cash flow less capital expenditures. This methodology generally results in a selection of profitable companies with relatively low price-to-earnings (P/E) ratios.

The highest scoring stocks from the quantitative analysis are then researched to identify which companies the portfolio managers believe have the best opportunity to maintain their financial performance and increase in value. Allocations for each of these stocks are then developed. A portion of each allocation may be used to purchase the stock as a long position. The balance of the allocation may be used as collateral against the sale of short-dated put options on stocks meeting the Fund’s investment criteria to generate premium. As these puts expire, new short-dated put options will be sold (written) to generate additional premium. In the cases where sold puts are exercised, the Fund is forced to purchase a stock already being accumulated, and in most cases at a lower cost basis. In the event any put positions are converted through assignment into long stock positions, the Fund may purchase put options on the stock as a hedge against downside price risk.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval. Shareholders will be notified if and when a new sub-adviser is employed by the Advisor.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk.  Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk.  There are risks associated with the sale and purchase of put options.  As the buyer of a put option, the Fund assumes the risk of a rise in the market price of the underlying security above the exercise price of the option which will cause a loss of the premium paid for the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-866-447-4228.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-447-4228
Catalyst/Lyons Hedged Premium Return Fund | Catalyst/Lyons Hedged Premium Return Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Catalyst/Lyons Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's goal is to achieve total return, which consists of long-term capital appreciation and current income, with low volatility and low correlation to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   The portfolio turnover rate of the Fund for the period July 2, 2012 (commencement of operations) through to the fiscal year ended June 30, 2013 was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by tactically allocating and re-balancing its portfolio among domestic equity and fixed income securities. The Fund's sub-advisor uses a proprietary quantitative tactical allocation model to evaluate the relative attractiveness of equity and fixed income market sectors. This model uses a combination of price momentum, current price relative to long-term moving averages, relative strength of price trend and other price history-based inputs to generate buy and sell signals.  The model signals increasing equity allocation during sustained rallies and signals increasing fixed income allocation, when weaker equity markets are anticipated.

The allocation of the Fund's investments are expected to track the sub-advisor's tactical allocation model.  Asset allocation is evaluated and rebalanced on a monthly basis based on the sub-advisor’s tactical allocation model.  The tactical allocation strategy is designed to signal avoiding equity investments during periods in which equities are expected to significantly underperform fixed income investments. When the model's inputs reach certain thresholds, the model will signal a complete move either out of stocks and into fixed income securities or out of fixed income securities and into stocks, as appropriate.

The model's default state (i.e., when equities are not expected to significantly underperform fixed income investments) is to allocate assets to equities.  To select specific stocks, the sub-advisor uses a proprietary stock selection model that ranks stocks according to fundamental criteria that the sub-advisor believes are indicative of both company strength and relative value.  These criteria include market capitalization, sector, dividend yield, earnings, cash flow and return on capital.  Stocks are sold either when indicated by the stock selection model or when the risk model signals a move out of stocks and into fixed income securities.

When the tactical allocation model signals a move from stocks to fixed income securities, all equity allocations are sold and equal-weight allocations are made to fixed income securities.  These fixed income positions are sold when the risk model signals a move out of fixed income securities and into stocks.

The Fund may invest in common stock of companies of any market capitalization, but has a concentration in medium and large capitalization companies.  Likewise, the Fund may invest in domestic investment-grade fixed income securities of any duration but will be invested primarily in short-term and intermediate-term U.S. Treasury obligations.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Manager-of-Managers Order: The Trust, on behalf of the Fund, has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Limited History of Operations.  The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Non-diversification Risk.  Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Smaller Capitalization Stock Risk.  To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Tactical Allocation Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  Class A shares are not available through this prospectus.  Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2013	rr_AnnualReturn2013	38.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 13.05% (quarter ended December 31, 2013), and the lowest return for a quarter was 5.12% (quarter ended June 30, 2013). The Fund’s Class A year-to-date return for the period ended March 31, 2014 was 0.86%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	5.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Catalyst/Lyons Tactical Allocation Fund | -Comparison Index- S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	22.47%	[3]
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.47%
Since Inception	rr_AverageAnnualReturnSinceInception	24.31%	[3]
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.36%
Since Inception	rr_AverageAnnualReturnSinceInception	22.54%	[3]
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.23%
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%	[3]
[1]	Estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; 12b-1 distribution plan expenses; and extraordinary expenses) at 1.25% for Class I shares through October 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.
[3]	The Catalyst/Lyons Tactical Allocation Fund Class A Inception Date is July 2, 2012.